Corporate Information and Basis of Presentation - Corporate Information (Details) customer in Millions	Dec. 31, 2025 employee customer country
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of customers | customer	0.5
Number of employees | employee	5,700
Number of countries with employees in direct subsidiaries (at least) | country	35